DERIVATIVES (Tables)	12 Months Ended
Sep. 30, 2012
DERIVATIVES
Summary of fair values of contracts recorded in consolidated balance sheets
	2012	2011
Fair value recorded in other assets	$1,360,000	$1,676,000
Fair value recorded in other liabilities	1,360,000	1,676,000

Summary of gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
	2012	2011

Gross losses on derivative financial assets	$316,000	$183,000
Gross gains on derivative financial liabilities	(316,000)	(183,000)
Net gain or loss	$—	$—